Financial risk management (Details 3) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 236,503	$ 214,608
Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	67,730	52,522
From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	9,652	33,998
From2 to5 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	23,705	24,386
Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	221,782	194,619
Trade and other payables member | Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	67,730	52,522
Trade and other payables member | From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	9,468	14,009
Trade and other payables member | From2 to5 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	23,705	24,386
Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	14,721	19,989
Borrowing member | Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowing member | From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	184	19,989
Borrowing member | From2 to5 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowing member | No deadline member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowing member | From1 to2 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	14,537	0
No deadline member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	120,470	103,096
No deadline member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	120,470	103,096
From1 to2 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	14,946	606
From1 to2 years member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 409	$ 606